UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Dividend Income Fund	August 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 59.23%
Consumer Discretionary – 4.15%
Asian Pay Television Trust	8,204,600	$4,738,430
Johnson Controls	203,600	8,376,104
Kering	3,390	580,068
Las Vegas Sands	13,000	600,990
Lowe’s	137,700	9,524,709
Nitori Holdings	18,486	1,467,195
Publicis Groupe	6,966	495,698
Sumitomo Rubber Industries	63,600	898,597
Techtronic Industries	254,000	918,565
Toyota Motor	30,900	1,826,308
Yue Yuen Industrial Holdings	432,000	1,545,810
		30,972,474
Consumer Staples – 5.95%
Archer-Daniels-Midland	204,700	9,209,453
Aryzta †	30,801	1,578,684
Carlsberg Class B	12,594	951,473
Coca-Cola	44,993	1,769,125
Coca-Cola Amatil	100,185	598,634
CVS Health	87,300	8,939,520
Japan Tobacco	35,300	1,254,489
Kraft Heinz	129,000	9,373,140
Mondelez International	231,800	9,819,048
Tesco	313,576	910,221
		44,403,787
Diversified REITs – 0.34%
Intervest Offices & Warehouses	76,000	1,908,014
Vornado Realty Trust	7,300	636,487
		2,544,501
Energy – 5.65%
Chevron	98,100	7,945,119
CNOOC	672,000	842,335
ConocoPhillips	158,600	7,795,190
Halliburton	180,600	7,106,610
Marathon Oil	363,200	6,279,728
Occidental Petroleum	138,400	10,104,584
Saipem †	46,541	447,400
Subsea 7 †	10,406	89,522
Suncor Energy	28,100	795,809
TOTAL	16,441	757,900
		42,164,197
Financials – 6.52%
Allstate	150,900	8,794,452

NQ-129 [8/15] 10/15 (15217)     1

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Financials (continued)
AXA	80,162	$2,018,840
Bank of New York Mellon	245,700	9,778,860
Bank Rakyat Indonesia Persero	969,698	734,136
BB&T	257,600	9,510,592
ING Groep CVA	89,106	1,365,077
JPMorgan Chase	14,600	935,860
Marsh & McLennan	175,600	9,434,988
Mitsubishi UFJ Financial Group	327,900	2,162,798
Nordea Bank	153,668	1,814,909
Standard Chartered	102,957	1,199,615
UniCredit	148,362	967,514
		48,717,641
Healthcare – 10.07%
Baxalta	154,600	5,434,190
Baxter International	154,600	5,944,370
Cardinal Health	116,900	9,617,363
Care Capital Properties †	8,375	266,241
Express Scripts Holding †	111,730	9,340,628
Johnson & Johnson	99,300	9,332,214
Merck	169,200	9,111,420
Novartis	19,364	1,889,554
Pfizer	302,238	9,738,108
Quest Diagnostics	141,100	9,566,580
Sanofi	15,458	1,520,204
STADA Arzneimittel	30,431	1,044,118
Teva Pharmaceutical Industries ADR	36,642	2,360,111
		75,165,101
Healthcare REITs – 0.82%
Health Care REIT	30,500	1,932,175
Healthcare Trust of America Class A	49,800	1,195,698
Omega Healthcare Investors	33,500	1,131,630
Ventas	33,500	1,843,170
		6,102,673
Hotel REITs – 0.68%
Concentradora Fibra Hotelera Mexicana	458,557	446,696
Host Hotels & Resorts	85,900	1,523,007
Pebblebrook Hotel Trust	39,300	1,495,758
RLJ Lodging Trust	15,400	424,116
Strategic Hotels & Resorts †	89,300	1,204,657
		5,094,234

2     NQ-129 [8/15] 10/15 (15217)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Industrial REIT – 0.09%
Terreno Realty	32,840	$667,966
		667,966
Industrials – 5.20%
ADT	84,200	2,760,076
Deutsche Post	41,794	1,147,979
East Japan Railway	16,346	1,510,127
ITOCHU	119,689	1,435,402
Koninklijke Philips	43,193	1,109,797
Meggitt	108,718	790,786
Northrop Grumman	58,000	9,496,920
Raytheon	88,200	9,045,792
Rexel	32,472	497,354
Vinci	21,412	1,377,049
Waste Management	184,600	9,241,076
WestJet Airlines @	24,656	449,773
		38,862,131
Information Technology – 7.40%
CA	323,464	8,827,333
CGI Group Class A †	42,646	1,575,340
Cisco Systems	345,100	8,931,188
Intel	307,400	8,773,196
Microsoft	205,209	8,930,696
Playtech	72,981	954,246
QUALCOMM	115,300	6,523,674
Samsung Electronics	560	515,340
Teleperformance	18,509	1,300,997
Xerox	876,500	8,914,005
		55,246,015
Mall REITs – 0.99%
General Growth Properties	122,300	3,103,974
Simon Property Group	18,863	3,382,513
Taubman Centers	12,700	876,173
		7,362,660
Manufactured Housing REIT – 0.12%
Equity LifeStyle Properties	15,927	888,089
		888,089
Materials – 1.44%
Alamos Gold	43,952	181,066
duPont (E.I.) deNemours	167,200	8,610,800
Rexam	130,277	1,068,856

NQ-129 [8/15] 10/15 (15217)     3

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Materials (continued)
Rio Tinto	19,692	$719,038
Yamana Gold	77,113	144,772
		10,724,532
Mixed REIT – 0.22%
Duke Realty	90,600	1,636,236
		1,636,236
Mortgage REIT – 0.18%
Colony Capital	62,000	1,346,020
		1,346,020
Multifamily REITs – 1.64%
ADO Properties 144A #†	110,782	2,417,477
American Campus Communities	17,600	602,800
AvalonBay Communities	15,400	2,541,924
Equity Residential	24,600	1,752,750
Essex Property Trust	9,913	2,127,528
Post Properties	50,900	2,817,824
		12,260,303
Office REITs – 1.77%
alstria office REIT	73,600	984,842
Boston Properties	8,500	963,730
Brandywine Realty Trust	175,500	2,127,060
Easterly Government Properties	223,000	3,496,640
Equity Commonwealth †	108,800	2,795,072
Hudson Pacific Properties	27,600	783,564
Paramount Group	57,600	946,944
SL Green Realty	11,200	1,159,312
		13,257,164
Self-Storage REITs – 0.18%
CubeSmart	30,300	766,287
Jernigan Capital	29,400	553,308
		1,319,595
Shopping Center REITs – 0.77%
DDR	82,600	1,262,954
Equity One	29,400	691,194
First Capital Realty	45,403	600,128
Kimco Realty	75,500	1,740,275
Ramco-Gershenson Properties Trust	43,600	675,800
Wheeler Real Estate Investment Trust	390,330	753,337
		5,723,688
Single Tenant REITs – 0.18%
Realty Income	15,700	701,633

4     NQ-129 [8/15] 10/15 (15217)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Single Tenant REITs (continued)
Spirit Realty Capital	67,900	$651,840
		1,353,473
Specialty REIT – 0.34%
American Residential Properties	149,600	2,535,720
		2,535,720
Telecommunication Services – 3.08%
AT&T	297,800	9,886,960
Century Communications =†	1,625,000	0
Mobile TeleSystems ADR	40,844	311,640
Nippon Telegraph & Telephone	54,774	2,089,112
Tele2 Class B	91,111	898,235
Verizon Communications	213,800	9,836,938
		23,022,885
Utilities – 1.45%
Abengoa Yield	14,400	327,744
Edison International	169,000	9,883,120
National Grid	49,672	654,524
		10,865,388
Total Common Stock (cost $400,941,894)		442,236,473

Exchange-Traded Funds – 0.27%
Aberdeen Asia-Pacific Income Fund	99,762	448,929
Market Vectors High Yield Municipal Index	52,800	1,584,000
Total Exchange-Traded Funds (cost $2,265,276)		2,032,929

Convertible Preferred Stock – 2.45%
Chesapeake Energy 5.75% exercise price $26.10,
expiration date 12/31/49	1,065	500,550
Crown Castle International 4.50% exercise price $88.50,
expiration date 11/1/16	15,000	1,565,850
Dynegy 5.375% exercise price $38.75, expiration date
11/1/17 @	14,240	1,332,152
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, expiration date 3/31/28	39,900	2,063,229
Exelon 6.50% exercise price $43.75, expiration date
6/1/17	41,750	1,890,857
Halcon Resources 5.75% exercise price $6.16, expiration
date 12/31/49	1,141	206,403
Huntington Bancshares 8.50% exercise price $11.95,
expiration date 12/31/49	1,437	1,925,580
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16	45,802	1,293,907

NQ-129 [8/15] 10/15 (15217)     5

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Number of shares	Value (U.S. $)
Convertible Preferred Stock (continued)
Laclede Group 6.75% exercise price $57.81, expiration
date 4/1/17	14,861	$790,605
Maiden Holdings 7.25% exercise price $15.26, expiration
date 9/15/16	49,921	2,555,456
T-Mobile US 5.50% exercise price $31.02, expiration date
12/15/17	20,485	1,413,670
Wells Fargo 7.50% exercise price $156.71, expiration date
12/31/49	1,989	2,345,031
Wheeler Real Estate Investment Trust 9.00% exercise
price $5.00, expiration date 12/31/49 @=†	414	428,928
Total Convertible Preferred Stock (cost $20,225,324)		18,312,218

	Principal amount°
Commercial Mortgage-Backed Security – 0.12%
Banc of America Commercial Mortgage Trust
Series 2006-4 A4 5.634% 7/10/46	861,680	879,201
Total Commercial Mortgage-Backed Security (cost $874,269)		879,201

Convertible Bonds – 7.72%
Capital Goods – 0.42%
Abengoa 144A 5.125% exercise price $38.08, expiration
date 2/23/17 #	2,800,000	1,935,500
Cemex 3.72% exercise price $11.90, expiration date
3/15/20	871,000	863,379
Titan Machinery 3.75% exercise price $43.17, expiration
date 4/30/19	457,000	355,603
		3,154,482
Communications – 1.03%
Alaska Communications Systems Group 6.25% exercise
price $10.28, expiration date 4/27/18	2,913,000	2,945,771
Clearwire Communications 144A 8.25% exercise price
$7.08, expiration date 11/30/40 #	2,181,000	2,322,765
Liberty Interactive 144A 1.00% exercise price $64.28,
expiration date 9/28/43 #	2,662,000	2,435,730
		7,704,266
Consumer Cyclical – 0.42%
Meritor 4.00% exercise price $26.73, expiration date
2/12/27 ϕ	3,072,000	3,139,200
		3,139,200
Consumer Non-Cyclical – 1.25%
HealthSouth 2.00% exercise price $38.30, expiration date
11/30/43	817,000	999,293
Hologic 2.00% exercise price $38.59, expiration date
12/15/43 ϕ	1,666,000	2,102,284

6     NQ-129 [8/15] 10/15 (15217)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
expiration date 12/13/18	2,710,000	$2,618,537
Vector Group 1.75% exercise price $25.87, expiration date
4/15/20 ●	2,566,000	2,851,467
Vector Group 2.50% exercise price $16.78, expiration date
1/14/19 ●	481,000	713,797
		9,285,378
Energy – 0.24%
Chesapeake Energy 2.50% exercise price $47.55,
expiration date 5/15/37	683,000	598,479
Helix Energy Solutions Group 3.25% exercise price
$25.02, expiration date 3/12/32	1,387,000	1,150,343
		1,748,822
Financials – 0.89%
BGC Partners 4.50% exercise price $9.84, expiration date
7/13/16	2,293,000	2,449,211
GAIN Capital Holdings 4.125% exercise price $12.00,
expiration date 11/30/18	1,363,000	1,373,223
Jefferies Group 3.875% exercise price $44.83, expiration
date 10/31/29	825,000	840,984
New Mountain Finance 5.00% exercise price $15.93,
expiration date 6/14/19	1,943,000	1,979,431
		6,642,849
Industrials – 0.56%
Chart Industries 2.00% exercise price $69.03, expiration
date 7/30/18	2,219,000	1,987,392
General Cable 4.50% exercise price $33.77, expiration
date 11/15/29 ϕ	3,105,000	2,212,313
		4,199,705
Real Estate Investment Trusts – 1.03%
Blackstone Mortgage Trust 5.25% exercise price $28.66,
expiration date 12/1/18	3,147,000	3,329,919
Campus Crest Communities Operating Partnership 144A
4.75% exercise price $12.56, expiration date 10/11/18 #	2,567,000	2,454,694
VEREIT 3.75% exercise price $15.15, expiration date
12/14/20	2,076,000	1,917,715
		7,702,328
Technology – 1.88%
Blucora 4.25% exercise price $21.66, expiration date
3/29/19	1,247,000	1,193,223
Cardtronics 1.00% exercise price $52.35, expiration date
11/27/20	3,192,000	3,104,220

NQ-129 [8/15] 10/15 (15217)     7

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°		Value (U.S. $)
Convertible Bonds (continued)
Technology (continued)
Ciena 144A 3.75% exercise price $20.17, expiration date
10/15/18 #		1,375,000	$1,808,125
Electronics For Imaging 144A 0.75% exercise price
$52.72, expiration date 8/29/19 #		1,673,000	1,739,920
j2 Global 3.25% exercise price $69.37, expiration date
6/14/29		1,730,000	2,043,563
Nuance Communications 2.75% exercise price $32.30,
expiration date 11/1/31		1,928,000	1,947,280
PROS Holdings 144A 2.00% exercise price $33.79,
expiration date 11/27/19 #		2,263,000	2,212,083
			14,048,414
Total Convertible Bonds (cost $58,458,889)			57,625,444

Corporate Bonds – 13.14%
Automotive – 0.24%
Gates Global 144A 6.00% 7/15/22 #		750,000	615,075
International Automotive Components Group 144A
9.125% 6/1/18 #		658,000	674,450
Meritor 6.75% 6/15/21		345,000	351,900
Tupy Overseas 144A 6.625% 7/17/24 #		200,000	190,250
			1,831,675
Banking – 0.62%
Australia & New Zealand Banking Group
4.903% 6/20/22 ●	AUD	1,090,000	795,069
Credit Suisse Group 144A 7.50% 12/29/49 #●		720,000	762,975
Goldman Sachs Group 5.375% 12/29/49 ●		240,000	235,350
HSBC Holdings 6.375% 12/29/49 ●		240,000	237,600
ING Groep 6.50% 12/29/49 ●		650,000	626,844
JPMorgan Chase 6.75% 1/29/49 ●		605,000	639,031
Lloyds Banking Group 7.50% 4/30/49 ●		615,000	643,444
Popular 7.00% 7/1/19		700,000	679,875
			4,620,188
Basic Industry – 1.54%
AK Steel
7.625% 5/15/20		528,000	348,480
7.625% 10/1/21		295,000	185,850
American Tire Distributors 144A 10.25% 3/1/22 #		310,000	319,300
ArcelorMittal
5.125% 6/1/20		170,000	168,300
6.125% 6/1/25		170,000	157,250
6.25% 3/1/21		190,000	188,100
AVINTIV Specialty Materials 144A 6.875% 6/1/19 #		745,000	758,969

8     NQ-129 [8/15] 10/15 (15217)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Builders FirstSource
144A 7.625% 6/1/21 #	524,000	$552,820
144A 10.75% 8/15/23 #	690,000	703,800
Cemex 144A 7.25% 1/15/21 #	665,000	698,051
Chemours
144A 6.625% 5/15/23 #	250,000	218,125
144A 7.00% 5/15/25 #	590,000	505,925
CPG Merger Sub 144A 8.00% 10/1/21 #	505,000	516,363
FMG Resources August 2006 Pty 144A 9.75% 3/1/22 #	385,000	352,756
Hexion 10.00% 4/15/20	325,000	332,719
Kissner Milling 144A 7.25% 6/1/19 #	315,000	332,325
LSB Industries 7.75% 8/1/19	160,000	162,000
Lundin Mining 144A 7.875% 11/1/22 #	640,000	632,000
NCI Building Systems 144A 8.25% 1/15/23 #	355,000	370,087
New Gold 144A 6.25% 11/15/22 #	506,000	430,100
Norbord 144A 6.25% 4/15/23 #	260,000	262,600
Rayonier AM Products 144A 5.50% 6/1/24 #	785,000	539,687
Ryerson
9.00% 10/15/17	492,000	450,180
11.25% 10/15/18	174,000	162,690
Steel Dynamics 5.50% 10/1/24	375,000	365,156
Summit Materials 144A 6.125% 7/15/23 #	300,000	300,000
TPC Group 144A 8.75% 12/15/20 #	1,053,000	947,700
Tronox Finance 144A 7.50% 3/15/22 #	455,000	367,413
Wise Metals Intermediate Holdings 144A 9.75% 6/15/19 #	170,000	157,037
		11,485,783
Capital Goods – 0.81%
Accudyne Industries Borrower 144A 7.75% 12/15/20 #	470,000	411,250
Ardagh Packaging Finance 144A 6.00% 6/30/21 #	600,000	598,380
BWAY Holding 144A 9.125% 8/15/21 #	1,000,000	1,020,000
Gardner Denver 144A 6.875% 8/15/21 #	602,000	538,790
KLX 144A 5.875% 12/1/22 #	585,000	576,225
Milacron 144A 7.75% 2/15/21 #	345,000	355,350
Plastipak Holdings 144A 6.50% 10/1/21 #	720,000	709,200
Reynolds Group Issuer 8.25% 2/15/21	320,000	330,800
Signode Industrial Group 144A 6.375% 5/1/22 #	555,000	538,350
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	240,000	237,300
TransDigm
6.00% 7/15/22	305,000	301,996
6.50% 7/15/24	435,000	427,387
		6,045,028

NQ-129 [8/15] 10/15 (15217)     9

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 0.82%
Boyd Gaming 6.875% 5/15/23	510,000	$526,575
Caesars Growth Properties Holdings 9.375% 5/1/22	420,000	353,850
Caleres 144A 6.25% 8/15/23 #	405,000	411,075
DBP Holding 144A 7.75% 10/15/20 #	293,000	195,577
Eldorado Resorts 144A 7.00% 8/1/23 #	350,000	349,125
MGM Resorts International 6.00% 3/15/23	220,000	223,850
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	415,000	411,887
Mohegan Tribal Gaming Authority 144A 9.75% 9/1/21 #	305,000	318,725
Neiman Marcus Group 144A PIK 8.75% 10/15/21 #❆	630,000	677,250
Party City Holdings 144A 6.125% 8/15/23 #	185,000	187,197
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	327,000	328,635
Rite Aid 144A 6.125% 4/1/23 #	320,000	329,600
RSI Home Products 144A 6.50% 3/15/23 #	485,000	497,125
Sabre GLBL 144A 5.375% 4/15/23 #	290,000	285,650
Univar USA 144A 6.75% 7/15/23 #	260,000	259,350
Wynn Las Vegas 144A 5.50% 3/1/25 #	820,000	761,575
		6,117,046
Consumer Non-Cyclical – 1.02%
Avis Budget Car Rental 144A 5.25% 3/15/25 #	775,000	737,219
Cott Beverages
5.375% 7/1/22	195,000	192,075
6.75% 1/1/20	610,000	634,400
ExamWorks Group 5.625% 4/15/23	630,000	647,325
JBS Investments
144A 7.25% 4/3/24 #	200,000	202,000
144A 7.75% 10/28/20 #	285,000	305,377
JBS USA 144A 5.75% 6/15/25 #	1,340,000	1,303,150
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	640,000	582,400
Post Holdings
7.375% 2/15/22	285,000	293,194
144A 7.75% 3/15/24 #	155,000	160,425
Prestige Brands 144A 5.375% 12/15/21 #	425,000	423,937
Spectrum Brands 144A 6.125% 12/15/24 #	265,000	276,925
Sterigenics-Nordion Holdings 144A 6.50% 5/15/23 #	670,000	685,062
SUPERVALU 7.75% 11/15/22	715,000	743,600
Valeant Pharmaceuticals International
144A 5.875% 5/15/23 #	150,000	153,375
144A 6.125% 4/15/25 #	255,000	263,287
		7,603,751
Energy – 1.46%
Baytex Energy 144A 5.625% 6/1/24 #	390,000	327,413

10     NQ-129 [8/15] 10/15 (15217)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
California Resources
5.50% 9/15/21	570,000	$444,817
6.00% 11/15/24	185,000	137,640
Calumet Specialty Products Partners 7.625% 1/15/22	840,000	823,200
Chaparral Energy
7.625% 11/15/22	399,000	173,565
8.25% 9/1/21	346,000	159,160
Chesapeake Energy 4.875% 4/15/22	620,000	452,600
Comstock Resources 144A 10.00% 3/15/20 #	770,000	621,775
Consolidated Energy Finance 144A 6.75% 10/15/19 #	308,000	305,628
CSI Compressco 7.25% 8/15/22	470,000	387,750
Energy Transfer Equity 5.875% 1/15/24	497,000	482,090
EP Energy 6.375% 6/15/23	320,000	273,600
Exterran Partners 6.00% 4/1/21	355,000	285,775
Genesis Energy
5.75% 2/15/21	350,000	330,750
6.00% 5/15/23	255,000	234,600
6.75% 8/1/22	225,000	219,375
Halcon Resources
144A 8.625% 2/1/20 #	385,000	339,281
9.75% 7/15/20	605,000	223,850
Laredo Petroleum
5.625% 1/15/22	470,000	425,350
7.375% 5/1/22	203,000	198,940
Linn Energy 6.25% 11/1/19	115,000	45,425
MarkWest Energy Partners 4.875% 12/1/24	305,000	284,413
Murphy Oil USA 6.00% 8/15/23	580,000	600,300
Northern Oil & Gas 8.00% 6/1/20	155,000	118,575
NuStar Logistics 6.75% 2/1/21	345,000	354,421
Oasis Petroleum 6.875% 3/15/22	765,000	638,775
Ocean Rig UDW 144A 7.25% 4/1/19 #	318,000	168,540
PDC Energy 7.75% 10/15/22	470,000	472,350
Pioneer Energy Services 6.125% 3/15/22	665,000	382,375
Rose Rock Midstream 144A 5.625% 11/15/23 #	330,000	297,000
Transocean
4.30% 10/15/22	180,000	125,550
6.875% 12/15/21	305,000	244,000
Weatherford International 4.50% 4/15/22	365,000	308,319
		10,887,202
Financials – 0.14%
Infinity Acquisition 144A 7.25% 8/1/22 #	405,000	372,600

NQ-129 [8/15] 10/15 (15217)     11

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Financials (continued)
James Hardie International Finance 144A
5.875% 2/15/23 #	645,000	$667,575
		1,040,175
Healthcare – 1.03%
21st Century Oncology 144A 11.00% 5/1/23 #	255,000	245,437
Air Medical Merger Sub 144A 6.375% 5/15/23 #	830,000	776,050
Community Health Systems 6.875% 2/1/22	565,000	601,900
DaVita HealthCare Partners 5.00% 5/1/25	205,000	201,413
HCA 5.375% 2/1/25	525,000	534,187
HealthSouth
5.75% 11/1/24	305,000	310,002
144A 5.75% 11/1/24 #	295,000	299,838
Hill-Rom Holdings 144A 5.75% 9/1/23 #	365,000	373,213
IASIS Healthcare 8.375% 5/15/19	850,000	883,057
Immucor 11.125% 8/15/19	1,355,000	1,429,525
Kinetic Concepts
10.50% 11/1/18	239,000	252,743
12.50% 11/1/19	265,000	285,537
Mallinckrodt International Finance 4.75% 4/15/23	325,000	309,563
Tenet Healthcare
5.00% 3/1/19	265,000	265,527
6.75% 6/15/23	120,000	124,200
8.125% 4/1/22	730,000	810,300
		7,702,492
Insurance – 0.24%
HUB International 144A 7.875% 10/1/21 #	680,000	680,000
USI 144A 7.75% 1/15/21 #	656,000	638,780
XLIT 6.50% 10/29/49 ●	573,000	452,670
		1,771,450
Media – 1.74%
Altice
144A 7.625% 2/15/25 #	485,000	461,963
144A 7.75% 5/15/22 #	835,000	816,213
Altice Financing 144A 6.625% 2/15/23 #	670,000	668,325
CCO Holdings
144A 5.375% 5/1/25 #	245,000	238,569
144A 5.875% 5/1/27 #	470,000	461,775
Columbus International 144A 7.375% 3/30/21 #	560,000	591,500
CSC Holdings 5.25% 6/1/24	680,000	632,740
DISH DBS 5.875% 11/15/24	375,000	342,656
Gray Television 7.50% 10/1/20	187,000	194,069

12     NQ-129 [8/15] 10/15 (15217)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
iHeartCommunications
9.00% 12/15/19	200,000	$189,000
9.00% 9/15/22	1,150,000	1,004,813
LIN Television 144A 5.875% 11/15/22 #	790,000	788,025
Midcontinent Communications & Midcontinent Finance
144A 6.875% 8/15/23 #	185,000	186,850
Nexstar Broadcasting 144A 6.125% 2/15/22 #	75,000	75,750
Numericable-SFR 144A 6.00% 5/15/22 #	1,035,000	1,037,587
RCN Telecom Services 144A 8.50% 8/15/20 #	465,000	493,481
Sinclair Television Group 144A 5.625% 8/1/24 #	790,000	754,450
Sirius XM Radio 144A 5.375% 4/15/25 #	735,000	727,650
Tribune Media 144A 5.875% 7/15/22 #	550,000	555,500
VTR Finance 144A 6.875% 1/15/24 #	1,420,000	1,402,250
WideOpenWest Finance
10.25% 7/15/19	985,000	1,023,169
13.375% 10/15/19	300,000	318,000
		12,964,335
Real Estate Investment Trusts – 0.08%
Communications Sales & Leasing 144A 8.25% 10/15/23 #	255,000	232,687
ESH Hospitality 144A 5.25% 5/1/25 #	350,000	341,250
		573,937
Services – 0.66%
AECOM
144A 5.75% 10/15/22 #	250,000	250,625
144A 5.875% 10/15/24 #	370,000	373,700
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	495,000	445,500
144A 10.75% 10/15/19 #	294,000	174,930
BlueLine Rental Finance 144A 7.00% 2/1/19 #	400,000	380,000
GEO Group 5.125% 4/1/23	265,000	265,000
Mattamy Group 144A 6.50% 11/15/20 #	727,000	705,190
Navios South American Logistics 144A 7.25% 5/1/22 #	570,000	527,963
OPE KAG Finance Sub 144A 7.875% 7/31/23 #	470,000	480,575
Pinnacle Entertainment 7.75% 4/1/22	223,000	247,530
United Rentals North America 5.75% 11/15/24	635,000	628,650
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #❆	255,000	223,763
XPO Logistics 144A 6.50% 6/15/22 #	270,000	266,625
		4,970,051
Technology – 0.61%
Audatex North America 144A 6.125% 11/1/23 #	730,000	726,270
Avaya 144A 7.00% 4/1/19 #	130,000	117,325

NQ-129 [8/15] 10/15 (15217)     13

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
Blue Coat Holdings 144A 8.375% 6/1/23 #	190,000	$191,330
CommScope 144A 5.50% 6/15/24 #	630,000	614,250
Emdeon 144A 6.00% 2/15/21 #	495,000	488,813
Entegris 144A 6.00% 4/1/22 #	620,000	630,075
Equinix 5.75% 1/1/25	415,000	417,075
Infor Software Parent 144A PIK 7.125% 5/1/21 #❆	685,000	623,350
Infor US 144A 6.50% 5/15/22 #	100,000	94,000
Italics Merger Sub 144A 7.125% 7/15/23 #	255,000	247,296
Micron Technology
144A 5.25% 1/15/24 #	320,000	297,600
144A 5.625% 1/15/26 #	130,000	118,300
		4,565,684
Telecommunications – 1.52%
Altice US Finance 144A 7.75% 7/15/25 #	510,000	489,600
CenturyLink 6.75% 12/1/23	370,000	361,213
Cogent Communications Finance 144A 5.625% 4/15/21 #	570,000	535,800
Cogent Communications Group 144A 5.375% 3/1/22 #	190,000	184,775
CommScope Technologies Finance 144A 6.00% 6/15/25 #	395,000	385,125
Digicel 144A 6.75% 3/1/23 #	550,000	506,000
Digicel Group
144A 7.125% 4/1/22 #	1,450,000	1,270,563
144A 8.25% 9/30/20 #	1,160,000	1,078,800
Hughes Satellite Systems 7.625% 6/15/21	198,000	217,305
Intelsat Jackson Holdings 7.25% 4/1/19	55,000	53,969
Intelsat Luxembourg
7.75% 6/1/21	426,000	320,778
8.125% 6/1/23	1,915,000	1,417,100
Level 3 Financing 144A 5.375% 5/1/25 #	720,000	696,600
Millicom International Cellular 144A 6.625% 10/15/21 #	200,000	200,100
Sable International Finance 144A 6.875% 8/1/22 #	610,000	619,150
Sprint
7.125% 6/15/24	490,000	454,323
7.25% 9/15/21	490,000	477,750
7.875% 9/15/23	10,000	9,637
T-Mobile USA
6.00% 3/1/23	245,000	250,388
6.25% 4/1/21	230,000	238,119
6.375% 3/1/25	205,000	210,023
Wind Acquisition Finance 144A 7.375% 4/23/21 #	515,000	527,875
Windstream Services
7.50% 6/1/22	368,000	292,104
7.75% 10/1/21	255,000	209,103

14     NQ-129 [8/15] 10/15 (15217)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Zayo Group 144A 6.00% 4/1/23 #	340,000	$340,408
		11,346,608
Utilities – 0.61%
Abengoa Yield 144A 7.00% 11/15/19 #	385,000	361,900
AES 5.50% 4/15/25	410,000	387,450
AES Gener 144A 8.375% 12/18/73 #●	200,000	217,000
Calpine
5.375% 1/15/23	550,000	533,335
5.50% 2/1/24	325,000	315,250
DPL 6.75% 10/1/19	515,000	540,750
Dynegy
5.875% 6/1/23	365,000	350,400
7.375% 11/1/22	335,000	348,400
7.625% 11/1/24	285,000	298,053
Enel 144A 8.75% 9/24/73 #●	600,000	702,582
GenOn Energy 9.875% 10/15/20	520,000	494,000
		4,549,120
Total Corporate Bonds (cost $104,351,048)		98,074,525

Leveraged Non-Recourse Security – 0.00%
JPMorgan Fixed Income Pass Through Trust
Series 2007-B 144A 0.00% 1/15/87 #@⧫†	1,300,000	0
Total Leveraged Non-Recourse Security (cost $1,105,000)		0

Municipal Bonds – 1.14%
California State
(Various Purposes) 5.00% 11/1/43	1,000,000	1,125,360
California Statewide Communities Development Authority
(California Baptist University) Series A 6.375% 11/1/43	1,000,000	1,092,940
Chicago, Illinois
(Taxable Build America Bond) Series B 7.75% 1/1/42	385,000	370,266
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45	1,250,000	1,360,400
Dallas/Fort Worth International Airport, Texas
Series H 5.00% 11/1/42 (AMT)	1,000,000	1,056,920
Golden State, California Tobacco Securitization Corporate
Settlement Revenue
(Asset-Backed Senior Notes) Series A-1 5.75% 6/1/47	650,000	558,655
New York State Thruway Authority
Series J 5.00% 1/1/41	1,000,000	1,113,300

NQ-129 [8/15] 10/15 (15217)     15

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

		Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
7.25% 6/1/34		65,000	$74,378
Series A 7.50% 6/1/49		325,000	376,499
Texas Private Activity Bond Surface Transportation
Revenue Bond (Senior Lien NTC Mobility Partners)
6.75% 6/30/43 (AMT)		450,000	546,903
Utility Debt Securitization Authority, New York
(Restructuring) Series TE 5.00% 12/15/41		750,000	852,247

Total Municipal Bonds (cost $7,755,776)			8,527,868

Regional Bond – 0.07%Δ
Australia – 0.07%
New South Wales Treasury 4.00% 5/20/26	AUD	640,200	493,982
Total Regional Bond (cost $558,092)			493,982

Senior Secured Loans – 0.74%«
21st Century Oncology Tranche B 1st Lien 6.50% 4/28/22		290,000	278,763
Applied Systems 2nd Lien 7.50% 1/23/22		635,223	634,270
Atkore International 2nd Lien 7.75% 10/9/21		363,000	336,229
Avaya 1st Lien 4.50% 10/26/17		271,326	253,554
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20		685,000	685,343
CD&R Millennium Holdco 6 2nd Lien 8.75% 7/31/22		580,000	571,300
Drillship Ocean Ventures Tranche B 1st Lien
5.50% 7/25/21		112,050	86,839
Flint Group 2nd Lien 8.25% 9/7/22		530,000	528,233
FMG Resources August 2006 Pty 1st Lien 3.75% 6/30/19		140,000	113,692
Green Energy Partners (Panda Stonewall) Tranche B 1st
Lien 6.50% 11/13/21		395,000	401,172
iHeartCommunications Tranche D 1st Lien 6.75% 1/30/19		335,000	296,056
Marina District Finance Tranche B 1st Lien 6.50% 8/15/18		359,313	361,687
Moxie Patriot Tranche B1 1st Lien 6.75% 12/19/20		290,000	282,750
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20		295,000	287,625
Rite Aid 2nd Lien 5.75% 8/21/20		220,000	222,383
Solenis International 2nd Lien 7.75% 7/31/22		220,000	212,208
Total Senior Secured Loans (cost $5,674,270)			5,552,104

Sovereign Bonds – 0.92%Δ
Indonesia – 0.45%
Indonesia Government International Bond
144A 5.125% 1/15/45 #		1,500,000	1,380,000

16     NQ-129 [8/15] 10/15 (15217)

(Unaudited)

	Principal amount°		Value (U.S. $)
Sovereign BondsΔ (continued)
Indonesia (continued)
Indonesia Government International Bond
144A 6.75% 1/15/44 #		1,800,000	$1,995,840
			3,375,840
Mexico – 0.40%
Mexican Bonos 10.00% 12/5/24	MXN	39,301,000	3,011,557
			3,011,557
South Africa – 0.07%
South Africa Government International Bond
5.375% 7/24/44		500,000	487,540
			487,540
Total Sovereign Bonds (cost $7,906,500)			6,874,937

Supranational Bank – 0.11%
Inter-American Development Bank 7.25% 7/17/17	IDR	11,950,000,000	803,329
Total Supranational Bank (cost $996,733)			803,329

U.S. Treasury Obligation – 1.03%
U.S. Treasury Note
2.125% 5/15/25		7,750,000	7,690,713
Total U.S. Treasury Obligation (cost $7,621,338)			7,690,713

		Number of shares
Limited Partnership – 0.29%
Enterprise Products Partners		31,700	891,087
Valero Energy Partners		24,700	1,280,201
Total Limited Partnership (cost $2,037,381)			2,171,288

Preferred Stock – 0.34%
Ally Financial 144A 7.00% #		550	558,886
Bank of America 6.50% ●		625,000	644,531
Freddie Mac 6.02%		40,000	164,000
GMAC Capital Trust I 8.125% ●		17,000	434,010
Vornado Realty Trust 6.625%		28,600	729,586
Total Preferred Stock (cost $3,315,582)			2,531,013

Warrant – 0.00%
Wheeler Real Estate Investment Trust strike price $5.50,
expiration date 4/29/19 @†		43,188	2,375
Total Warrant (cost $358)			2,375

NQ-129 [8/15] 10/15 (15217)     17

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 12.02%
Discount Notes – 4.06%≠
Federal Home Loan Bank
0.065% 9/2/15	5,480,104	$5,480,104
0.07% 10/5/15	9,270,478	9,269,829
0.075% 9/18/15	2,708,921	2,708,916
0.10% 10/23/15	5,480,104	5,479,518
0.105% 11/3/15	2,513,432	2,512,846
Freddie Mac 0.075% 10/1/15	4,826,326	4,826,026
		30,277,239
Repurchase Agreements – 7.96%
Bank of America Merrill Lynch
0.07%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $9,388,503 (collateralized by U.S.
government obligations 1.50%-4.375%
10/31/19-5/15/41; market value $9,576,255)	9,388,485	9,388,485
Bank of Montreal
0.10%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $15,647,519 (collateralized by U.S.
government obligations 0.00%-8.00%
8/18/16-5/15/45; market value $15,960,425)	15,647,475	15,647,475
BNP Paribas
0.12%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $34,403,154 (collateralized by U.S.
government obligations 0.00%-7.50%
2/15/16-11/15/44; market value $35,091,107)	34,403,040	34,403,040
		59,439,000
Total Short-Term Investments (cost $89,716,091)		89,716,239

Total Value of Securities – 99.59%
(cost $713,803,821)		743,524,638
Receivables and Other Assets Net of Liabilities – 0.41%★		3,084,188
Net Assets Applicable to 57,669,160 Shares Outstanding – 100.00%		$746,608,826

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2015, the aggregate value of Rule 144A securities was $79,600,314, which represents 10.66% of the Fund’s net assets.
@	Illiquid security. At Aug. 31, 2015, the aggregate value of illiquid securities was $2,213,228, which represents 0.30% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆	100% of the income received was in the form of cash.

18     NQ-129 [8/15] 10/15 (15217)

(Unaudited)

★	Includes $872,427 cash collateral for futures and swap contracts as of Aug. 31, 2015.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Aug. 31, 2015, the aggregate value of fair valued securities was $428,928, which represents 0.06% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of Aug. 31, 2015. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Aug. 31, 2015.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Aug. 31, 2015.

The following futures contracts and swap contracts were outstanding at Aug. 31, 2015:

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(100)	S&P 500 Index E-mini	$(10,349,945)	$(9,846,000)	9/21/15	$503,945

Swap Contract
CDS Contract[1]

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)[2]
Protection Purchased:
ICE	MSC - CDX.NA.HY.24	$4,455,000	5.00%	6/20/20	$116,839

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

NQ-129 [8/15] 10/15 (15217)     19

Schedule of investments
Delaware Dividend Income Fund (Unaudited)

2Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(47,978).

Summary of abbreviations:
ADR – American Depositary Receipt
AMT – Subject to Alternative Minimum Tax
AUD – Australian Dollar
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North America High Yield
CVA – Dutch Certificate
ICE – IntercontinentalExchange, Inc.
IDR – Indonesian Rupiah
MSC – Morgan Stanley Capital
MXN – Mexican Peso
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

20     NQ-129 [8/15] 10/15 (15217)

Notes
Delaware Dividend Income Fund	August 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Dividend Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

NQ-129 [8/15] 10/15 (15217)     21

(Unaudited)

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2015:

22      NQ-129 [8/15] 10/15 (15217)

(Unaudited)

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed
Securities	$—	$879,201	$—	$879,201
Corporate Debt	—	155,699,969	—	155,699,969
Foreign Debt	—	8,172,248	—	8,172,248
Senior Secured Loans	—	5,552,104	—	5,552,104
Municipal Bonds	—	8,527,868	—	8,527,868
Common Stock
Consumer Discretionary	18,501,803	12,470,671	—	30,972,474
Consumer Staples	39,110,286	5,293,501	—	44,403,787
Diversified REITs	636,487	1,908,014	—	2,544,501
Energy	40,027,040	2,137,157	—	42,164,197
Financials	38,454,752	10,262,889	—	48,717,641
Healthcare	70,711,225	4,453,876	—	75,165,101
Healthcare REITs	6,102,673	—	—	6,102,673
Hotel REITs	5,094,234	—	—	5,094,234
Industrial REIT	667,966	—	—	667,966
Industrials	30,993,637	7,868,494	—	38,862,131
Information Technology	52,475,432	2,770,583	—	55,246,015
Mall REITs	7,362,660	—	—	7,362,660
Manufactured Housing REIT	888,089	—	—	888,089
Materials	8,936,638	1,787,894	—	10,724,532
Mixed REIT	1,636,236	—	—	1,636,236
Mortgage REIT	1,346,020	—	—	1,346,020
Multifamily REITs	12,260,303	—	—	12,260,303
Office REITs	12,272,322	984,842	—	13,257,164
Self-Storage REITs	1,319,595	—	—	1,319,595
Shopping Center REITs	5,723,688	—	—	5,723,688
Single Tenant REITs	1,353,473	—	—	1,353,473
Specialty REIT	2,535,720	—	—	2,535,720
Telecommunication Services	20,035,538	2,987,347	—	23,022,885
Utilities	10,210,864	654,524	—	10,865,388
Convertible Preferred Stock[1]	16,385,732	1,497,558	428,928	18,312,218
Preferred Stock[1]	1,163,596	1,367,417	—	2,531,013
Limited Partnership	2,171,288	—	—	2,171,288
Warrant	2,375	—	—	2,375
Exchange-Traded Funds	2,032,929	—	—	2,032,929
Short-Term Investments	—	89,716,239	—	89,716,239
U.S. Treasury Obligation	—	7,690,713	—	7,690,713
Total Value of Securities	$410,412,601	$332,683,109	$428,928	$743,524,638

NQ-129 [8/15] 10/15 (15217)     23

(Unaudited)

Securities	Level 1	Level 2	Level 3	Total
Futures Contracts	$503,945	$—	$—	$503,945
Swap Contracts	—	116,839	—	116,839

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable input or matrix-price investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	89.48%	8.18%	2.34%	100.00%
Preferred Stock	45.97%	54.03%	—	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

As a result of utilizing international fair value pricing as of Aug. 31, 2015, a portion of the Fund’s common stock was categorized as Level 2.

During the period ended Aug. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third-party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

24     NQ-129 [8/15] 10/15 (15217)

Schedule of investments
Delaware Small Cap Core Fund	August 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 97.57%
Basic Materials – 6.87%
Axiall	122,900	$3,104,454
Balchem	63,900	3,740,067
Boise Cascade †	147,765	4,794,974
Chemtura †	162,200	4,411,840
Continental Building Products †	392,600	7,848,074
Innophos Holdings	33,800	1,624,766
Kaiser Aluminum	95,200	7,956,816
Minerals Technologies	151,800	8,165,322
Neenah Paper	129,900	7,497,828
Quaker Chemical	80,200	6,364,672
Worthington Industries	273,400	6,996,306
		62,505,119
Business Services – 5.90%
Convergys	342,900	7,749,540
Essendant	225,600	7,783,200
Kforce	304,875	8,167,601
McGrath RentCorp	235,401	6,038,036
On Assignment †	203,900	7,336,322
TeleTech Holdings	193,100	5,223,355
U.S. Ecology	91,080	4,550,357
WageWorks †	153,993	6,900,426
		53,748,837
Capital Goods – 9.04%
AAON	328,630	6,796,068
Actuant Class A	164,000	3,516,160
Applied Industrial Technologies	193,940	8,211,420
Barnes Group	249,800	9,649,774
Columbus McKinnon	289,723	5,507,634
ESCO Technologies	212,300	7,666,153
Esterline Technologies †	61,400	5,016,994
Federal Signal	324,300	4,588,845
Granite Construction	218,741	7,546,565
Kadant	150,838	6,710,783
KLX †	115,500	4,516,050
MYR Group †	187,200	5,370,768
Rofin-Sinar Technologies †	46,300	1,179,261
Tetra Tech	232,100	6,029,958
		82,306,433
Communications Services – 1.63%
Atlantic Tele-Network	86,884	6,207,862

NQ-480 [8/15] 10/15 (15212)     1

Schedule of investments
Delaware Small Cap Core Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Communications Services (continued)
InterXion Holding †	142,091	$3,898,977
RigNet †	164,501	4,742,564
		14,849,403
Consumer Discretionary – 4.24%
Boot Barn Holdings †	304,900	6,659,016
Express †	397,800	8,115,120
G-III Apparel Group †	145,800	10,108,314
Madden (Steven) †	226,450	9,252,747
Malibu Boats Class A †	258,000	4,455,660
		38,590,857
Consumer Services – 5.08%
Buffalo Wild Wings †	46,020	8,729,074
Cheesecake Factory	153,100	8,308,737
Del Frisco’s Restaurant Group †	383,000	5,683,720
Fiesta Restaurant Group †	124,600	6,434,344
Jack in the Box	100,280	7,839,890
Popeyes Louisiana Kitchen †	166,100	9,238,482
		46,234,247
Consumer Staples – 3.16%
Casey’s General Stores	130,600	13,825,316
J&J Snack Foods	72,486	8,260,504
Prestige Brands Holdings †	144,300	6,712,836
		28,798,656
Credit Cyclicals – 0.90%
Tenneco †	174,200	8,196,110
		8,196,110
Energy – 1.87%
Bonanza Creek Energy †	217,500	1,663,875
Bristow Group	58,350	2,162,451
Carrizo Oil & Gas †	169,200	6,163,956
Parsley Energy Class A †	147,600	2,538,720
Pioneer Energy Services †	215,400	712,974
RSP Permian †	156,115	3,737,393
		16,979,369
Financials – 16.97%
American Equity Investment Life Holding	278,100	6,746,706
BBCN Bancorp	417,800	6,078,990
Bryn Mawr Bank	70,300	2,086,504
Cardinal Financial	258,100	5,758,211
City Holding	154,650	7,364,433
CoBiz Financial	278,000	3,580,640
Evercore Partners Class A	149,700	7,841,286

2     NQ-480 [8/15] 10/15 (15212)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Financials (continued)
Fidelity & Guaranty Life	186,535	$4,599,953
First NBC Bank Holding †	183,000	6,405,000
FirstMerit	432,400	7,765,904
Flushing Financial	274,400	5,474,280
Great Western Bancorp	263,500	6,632,295
Houlihan Lokey †	144,500	3,179,000
Independent Bank @	116,100	5,258,169
Infinity Property & Casualty @	64,300	4,969,104
Old National Bancorp	533,600	7,363,680
Primerica	170,700	7,253,043
Prosperity Bancshares	169,800	8,773,566
Selective Insurance Group @	221,800	6,724,976
Sterling Bancorp	635,100	8,910,453
Stifel Financial †	167,400	7,800,840
Texas Capital Bancshares †	97,200	5,235,192
United Fire Group	119,873	3,979,784
Webster Financial	187,100	6,619,598
Western Alliance Bancorp †	263,800	8,051,176
		154,452,783
Healthcare – 15.26%
Acorda Therapeutics †	253,800	8,113,986
Air Methods †	238,000	8,913,100
Catalent †	246,000	7,820,340
Cepheid †	195,100	9,509,174
CONMED	171,040	9,075,382
CryoLife	435,405	4,258,261
DexCom †	23,700	2,231,118
ICON †	130,800	10,071,600
Insys Therapeutics †	97,100	3,147,982
Ligand Pharmaceuticals Class B †	107,300	9,865,162
Medicines †	186,000	7,626,000
Merit Medical Systems †	274,687	6,249,129
Quidel †	300,800	6,193,472
Retrophin †	163,800	4,491,396
Spectrum Pharmaceuticals †	577,700	4,199,879
Team Health Holdings †	96,200	5,650,788
TESARO †	109,300	5,626,764
Vanda Pharmaceuticals †	488,600	5,760,594
WellCare Health Plans †	101,700	9,221,139
West Pharmaceutical Services	195,320	10,908,622
		138,933,888

NQ-480 [8/15] 10/15 (15212)     3

Schedule of investments
Delaware Small Cap Core Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Media – 0.42%
National CineMedia	293,750	$3,862,813
		3,862,813
Real Estate – 6.36%
DCT Industrial Trust	246,350	7,910,299
DuPont Fabros Technology	220,200	5,885,946
EastGroup Properties	139,100	7,511,400
EPR Properties	135,600	6,900,684
Kite Realty Group Trust	338,400	7,955,784
LaSalle Hotel Properties	226,400	7,122,544
Ramco-Gershenson Properties Trust	483,600	7,495,800
Sovran Self Storage	79,830	7,163,146
		57,945,603
Technology – 16.61%
Anixter International †	92,750	5,904,465
Applied Micro Circuits †	897,200	5,248,620
Callidus Software †	428,500	6,757,445
ExlService Holdings †	173,390	6,273,250
FARO Technologies †	157,490	6,118,487
GrubHub †	184,100	4,869,445
Guidewire Software †	150,300	8,403,273
inContact †	774,370	5,846,493
Infinera †	215,100	4,693,482
j2 Global @	137,500	9,567,250
KEYW Holding †	62,220	522,648
MaxLinear Class A †	253,500	2,522,325
NETGEAR †	138,710	4,214,010
Plantronics	121,000	6,432,360
Proofpoint †	138,600	7,808,724
Q2 Holdings †	93,200	2,438,112
Qlik Technologies †	180,400	6,829,944
Ruckus Wireless †	277,300	3,139,036
SciQuest †	395,900	4,346,982
Semtech †	406,700	6,893,565
Shutterfly †	154,600	6,007,756
Silicon Laboratories †	77,900	3,387,092
SS&C Technologies Holdings	98,932	6,701,654
Synaptics †	114,020	7,991,662
Tyler Technologies †	62,000	8,558,480
WNS Holdings ADR †	325,598	9,715,844
		151,192,404
Transportation – 1.62%
Roadrunner Transportation Systems †	164,200	3,559,856

4     NQ-480 [8/15] 10/15 (15212)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Transportation (continued)
Swift Transportation †	182,400	$3,554,976
XPO Logistics †	217,700	7,641,270
		14,756,102
Utilities – 1.64%
Cleco	92,700	4,966,866
NorthWestern	147,800	7,632,392
South Jersey Industries	95,200	2,294,320
		14,893,578
Total Common Stock (cost $887,746,391)		888,246,202

	Principal amount°
Short-Term Investments – 3.37%
Discount Notes – 0.89%≠
Federal Home Loan Bank
0.065% 9/2/15	711,035	711,035
0.07% 10/5/15	2,490,855	2,490,681
0.075% 9/18/15	1,221,059	1,221,056
0.10% 10/23/15	711,035	710,958
0.105% 11/3/15	1,898,351	1,897,909
Freddie Mac 0.075% 10/1/15	1,081,362	1,081,294
		8,112,933
Repurchase Agreements – 2.48%
Bank of America Merrill Lynch
0.07%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $3,566,238 (collateralized by U.S.
government obligations 1.50%–4.375%
10/31/19–5/15/41; market value $3,637,556)	3,566,231	3,566,231
Bank of Montreal
0.10%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $5,943,735 (collateralized by U.S.
government obligations 0.00%–8.00%
8/18/16–5/15/45; market value $6,062,593)	5,943,719	5,943,719
BNP Paribas
0.12%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $13,068,094 (collateralized by U.S.
government obligations 0.00%–7.50%
2/15/16–11/15/44; market value $13,329,413)	13,068,050	13,068,050
		22,578,000
Total Short-Term Investments (cost $30,690,967)		30,690,933

NQ-480 [8/15] 10/15 (15212)     5

Schedule of investments
Delaware Small Cap Core Fund

Total Value of Securities – 100.94%
(cost $918,437,358)	$918,937,135
Liabilities Net of Receivables and Other Assets – (0.94%)	(8,520,532)
Net Assets Applicable to 46,822,254 Shares Outstanding – 100.00%	$910,416,603

@	Illiquid security. At Aug. 31, 2015, the aggregate value of illiquid securities was $26,519,499, which represents 2.91% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

6     NQ-480 [8/15] 10/15 (15212)

Notes
Delaware Small Cap Core Fund	August 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Core Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-480 [8/15] 10/15 (15212)     7

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2015:

Securities	Level 1	Level 2	Total
Common Stock	$888,246,202	$—	$888,246,202
Short-Term Investments	—	30,690,933	30,690,933
Total Value of Securities	$888,246,202	$30,690,933	$918,937,135

During the period ended Aug. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

8     NQ-480 [8/15] 10/15 (15212)

Schedule of investments
Delaware Small Cap Value Fund	August 31, 2015 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 96.34%
Basic Industry – 8.58%
Albemarle	472,900	$21,379,809
Berry Plastics Group †	1,464,110	43,337,656
Chemtura †	1,183,700	32,196,640
Clearwater Paper †	395,300	22,160,518
Cytec Industries	35,000	2,597,000
Fuller (H.B.)	998,900	36,200,136
Glatfelter (P.H.) @	906,616	16,373,485
Kaiser Aluminum	540,127	45,143,815
Olin	584,100	11,658,636
Ryerson Holding @†	843,100	6,424,422
		237,472,117
Business Services – 1.54%
Deluxe	300,500	17,432,005
Essendant	390,918	13,486,671
WESCO International †	207,500	11,613,775
		42,532,451
Capital Spending – 7.83%
Altra Industrial Motion @	845,531	21,146,730
CIRCOR International	201,000	9,093,240
EnPro Industries	302,000	14,326,880
H&E Equipment Services	1,254,300	25,976,553
ITT	1,281,600	47,944,656
MasTec †	2,060,100	34,115,256
Primoris Services	1,132,800	20,809,536
Regal Beloit	366,100	24,407,887
Thermon Group Holdings @†	827,400	18,930,912
		216,751,650
Consumer Cyclical – 4.21%
Barnes Group	646,700	24,982,021
Knoll	779,269	18,640,114
Meritage Homes †	828,000	34,891,920
Standard Motor Products @	490,140	17,350,956
Tenneco †	440,100	20,706,705
		116,571,716
Consumer Services – 9.01%
Asbury Automotive Group †	191,500	15,429,155
Brinker International	336,000	17,851,680
Cato Class A	358,544	12,595,651
Cheesecake Factory	573,500	31,123,845
Cinemark Holdings	531,031	18,878,152
Finish Line Class A	608,400	16,043,508
Genesco †	208,181	12,467,960

NQ-021 [8/15] 10/15 (15220)     1

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Consumer Services (continued)
International Speedway Class A	495,100	$15,887,759
Madden (Steven) †	550,550	22,495,473
Meredith	374,518	17,684,740
Stage Stores	554,300	5,953,182
Texas Roadhouse	661,200	23,796,588
UniFirst	175,900	19,069,319
Wolverine World Wide	741,600	19,986,120
		249,263,132
Consumer Staples – 2.98%
Core-Mark Holding	289,700	17,413,867
J&J Snack Foods	173,200	19,737,872
Pinnacle Foods	493,300	22,119,572
Scotts Miracle-Gro Class A	372,900	23,190,651
		82,461,962
Energy – 5.43%
Bonanza Creek Energy †	936,400	7,163,460
Dril-Quip †	251,300	17,324,622
Helix Energy Solutions Group †	1,961,800	13,634,510
Jones Energy Class A @†	437,100	2,592,003
Oasis Petroleum †	1,374,500	15,339,420
Patterson-UTI Energy	1,392,600	22,671,528
SM Energy	511,800	18,783,060
Southwest Gas	610,800	33,648,972
Stone Energy †	1,152,563	6,535,032
Whiting Petroleum †	659,200	12,742,336
		150,434,943
Financial Services – 24.85%
American Equity Investment Life Holding	1,156,700	28,061,542
Bank of Hawaii	680,400	42,225,624
Boston Private Financial Holdings	1,740,900	20,716,710
Community Bank System @	971,200	34,632,992
CVB Financial	7,600	123,500
East West Bancorp	1,948,223	78,727,691
First Financial Bancorp @	1,416,200	26,114,728
First Interstate BancSystem @	585,100	15,610,468
First Midwest Bancorp	1,310,700	23,120,748
Great Western Bancorp	1,112,750	28,007,917
Hancock Holding	1,306,300	36,680,904
Independent Bank @	795,500	36,028,195
Infinity Property & Casualty @	301,182	23,275,345
Main Street Capital	586,000	16,460,740
NBT Bancorp @	1,187,400	30,753,660

2     NQ-021 [8/15] 10/15 (15220)

(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Financial Services (continued)
ProAssurance	630,400	$30,404,192
S&T Bancorp @	676,956	20,254,524
Selective Insurance Group @	1,371,500	41,583,880
Stifel Financial †	618,300	28,812,780
Validus Holdings	589,084	26,084,640
Valley National Bancorp	3,062,000	28,966,520
Webster Financial	1,280,700	45,311,166
WesBanco @	840,000	25,863,600
		687,822,066
Healthcare – 7.32%
Haemonetics †	518,200	18,712,202
Owens & Minor	737,600	25,071,024
Service International	1,427,800	42,334,270
STERIS	583,480	37,371,894
Teleflex	194,500	25,440,600
VCA †	603,600	33,427,368
VWR †	771,516	20,252,295
		202,609,653
Real Estate – 6.65%
Alexander & Baldwin	558,000	18,877,140
Brandywine Realty Trust	2,206,337	26,740,804
Education Realty Trust	530,633	15,521,015
Healthcare Realty Trust	823,300	18,853,570
Highwoods Properties	743,500	28,208,390
Lexington Realty Trust	2,568,300	20,726,181
Ramco-Gershenson Properties Trust	1,040,389	16,126,030
Summit Hotel Properties	1,468,800	17,816,544
Washington Real Estate Investment Trust	856,500	21,069,900
		183,939,574
Technology – 12.87%
Black Box	153,325	2,361,205
Brocade Communications Systems	2,369,100	25,230,915
Cirrus Logic †	638,100	19,245,096
CommScope Holding †	1,226,148	39,665,888
Electronics For Imaging †	754,500	33,024,465
NetScout Systems †	655,200	23,947,560
ON Semiconductor †	3,188,600	30,467,073
Premiere Global Services †	976,150	10,522,897
PTC †	802,400	26,575,488
Super Micro Computer †	686,700	18,781,245
Synopsys †	994,300	46,662,499

NQ-021 [8/15] 10/15 (15220)     3

Schedule of investments
Delaware Small Cap Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Technology (continued)
Tech Data †	487,500	$31,804,500
Teradyne	1,341,600	24,202,464
Vishay Intertechnology	2,415,800	23,868,104
		356,359,399
Transportation – 2.75%
Kirby †	223,100	15,735,243
Matson	521,600	19,653,888
Saia †	359,550	13,501,103
Werner Enterprises	1,032,800	27,358,872
		76,249,106
Utilities – 2.32%
Black Hills	427,700	17,013,906
El Paso Electric	569,100	20,146,140
NorthWestern	524,300	27,074,852
		64,234,898
Total Common Stock (cost $2,372,696,679)		2,666,702,667

Exchange-Traded Fund – 0.98%
iShares Russell 2000 Value ETF	289,900	27,163,630
Total Exchange-Traded Fund (cost $28,715,874)		27,163,630

	Principal amount°
Short-Term Investments – 2.17%
Discount Note – 0.51%≠
Federal Home Loan Bank 0.07% 10/5/15	13,933,321	13,932,345
		13,932,345
Repurchase Agreements – 1.66%
Bank of America Merrill Lynch
0.07%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $7,262,471 (collateralized by U.S.
government obligations 1.50%–4.375%
10/31/19–5/15/41; market value $7,407,706)	7,262,457	7,262,457
Bank of Montreal
0.10%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $12,104,128 (collateralized by U.S.
government obligations 0.00%–8.00%
8/18/16–5/15/45; market value $12,346,176)	12,104,094	12,104,094

4     NQ-021 [8/15] 10/15 (15220)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
0.12%, dated 8/31/15, to be repurchased on 9/1/15,
repurchase price $26,612,538 (collateralized by U.S.
government obligations 0.00%–7.50%
2/15/16–11/15/44; market value $27,144,703)	26,612,449	$26,612,449
		45,979,000
Total Short-Term Investments (cost $59,911,400)		59,911,345

Total Value of Securities – 99.49%
(cost $2,461,323,953)		2,753,777,642
Receivables and Other Assets Net of Liabilities – 0.51%		14,110,810
Net Assets Applicable to 54,257,609 Shares Outstanding – 100.00%		$2,767,888,452

@	Illiquid security. At Aug. 31, 2015, the aggregate value of illiquid securities was $336,935,900, which represents 12.17% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ETF – Exchange-Traded Fund

NQ-021 [8/15] 10/15 (15220)     5

Notes
Delaware Small Cap Value Fund	August 31, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds V - Delaware Small Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

6     NQ-021 [8/15] 10/15 (15220)

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Aug. 31, 2015:

Securities	Level 1	Level 2	Total
Common Stock	$2,666,702,667	$—	$2,666,702,667
Exchange-Traded Fund	27,163,630	—	27,163,630
Short-Term Investments	—	59,911,345	59,911,345
Total Value of Securities	$2,693,866,297	$59,911,345	$2,753,777,642

During the period ended Aug. 31, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Aug. 31, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Aug. 31, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-021 [8/15] 10/15 (15220)     7

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: